Ford Credit Auto Owner Trust 2017-B
Monthly Investor Report

Collection Period	February 2019
Payment Date	3/15/2019
Transaction Month	21
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-205966 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,410,368,510.87	55,385		55.9 months

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$293,400,000.00	1.30%		July 15, 2018
Class A-2a Notes	$233,100,000.00	1.49%		May 15, 2020
Class A-2b Notes	$233,100,000.00	2.55875%	*	May 15, 2020
Class A-3 Notes	$373,700,000.00	1.69%		November 15, 2021
Class A-4 Notes	$102,770,000.00	1.87%		September 15, 2022
Class B Notes	$39,030,000.00	2.15%		October 15, 2022
Class C Notes	$26,020,000.00	2.33%		December 15, 2023
Total	$1,301,120,000.00
		* One-month LIBOR + 0.07%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$1,365,273.92

Principal:
Principal Collections	$18,925,219.51
Prepayments in Full	$7,370,758.79
Liquidation Proceeds	$233,608.94
Recoveries	$19,615.88
Sub Total	$26,549,203.12
Collections	$27,914,477.04

Purchase Amounts:
Purchase Amounts Related to Principal	$140,052.91
Purchase Amounts Related to Interest	$392.93
Sub Total	$140,445.84

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$28,054,922.88

Ford Credit Auto Owner Trust 2017-B
Monthly Investor Report

Collection Period	February 2019
Payment Date	3/15/2019
Transaction Month	21
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$28,054,922.88
Servicing Fee	$560,819.83	$560,819.83	$0.00	$0.00	$27,494,103.05
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$27,494,103.05
Interest - Class A-2a Notes	$33,473.10	$33,473.10	$0.00	$0.00	$27,460,629.95
Interest - Class A-2b Notes	$53,650.57	$53,650.57	$0.00	$0.00	$27,406,979.38
Interest - Class A-3 Notes	$526,294.17	$526,294.17	$0.00	$0.00	$26,880,685.21
Interest - Class A-4 Notes	$160,149.92	$160,149.92	$0.00	$0.00	$26,720,535.29
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$26,720,535.29
Interest - Class B Notes	$69,928.75	$69,928.75	$0.00	$0.00	$26,650,606.54
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$26,650,606.54
Interest - Class C Notes	$50,522.17	$50,522.17	$0.00	$0.00	$26,600,084.37
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$26,600,084.37
Regular Principal Payment	$24,333,467.18	$24,333,467.18	$0.00	$0.00	$2,266,617.19
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$2,266,617.19
Residual Released to Depositor	$0.00	$2,266,617.19	$0.00	$0.00	$0.00
Total		$28,054,922.88

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$24,333,467.18
Total					$24,333,467.18
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$12,166,733.59	$52.20	$33,473.10	$0.14	$12,200,206.69	$52.34
Class A-2b Notes	$12,166,733.59	$52.20	$53,650.57	$0.23	$12,220,384.16	$52.43
Class A-3 Notes	$0.00	$0.00	$526,294.17	$1.41	$526,294.17	$1.41
Class A-4 Notes	$0.00	$0.00	$160,149.92	$1.56	$160,149.92	$1.56
Class B Notes	$0.00	$0.00	$69,928.75	$1.79	$69,928.75	$1.79
Class C Notes	$0.00	$0.00	$50,522.17	$1.94	$50,522.17	$1.94
Total	$24,333,467.18	$18.70	$894,018.68	$0.69	$25,227,485.86	$19.39

Ford Credit Auto Owner Trust 2017-B
Monthly Investor Report

Collection Period	February 2019
Payment Date	3/15/2019
Transaction Month	21

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$26,958,202.31	0.1156508	$14,791,468.72	0.0634555
Class A-2b Notes	$26,958,202.31	0.1156508	$14,791,468.72	0.0634555
Class A-3 Notes	$373,700,000.00	1.0000000	$373,700,000.00	1.0000000
Class A-4 Notes	$102,770,000.00	1.0000000	$102,770,000.00	1.0000000
Class B Notes	$39,030,000.00	1.0000000	$39,030,000.00	1.0000000
Class C Notes	$26,020,000.00	1.0000000	$26,020,000.00	1.0000000
Total	$595,436,404.62	0.4576337	$571,102,937.44	0.4389318

Pool Information
Weighted Average APR	2.478%	2.476%
Weighted Average Remaining Term	39.07	38.23
Number of Receivables Outstanding	37,698	37,046
Pool Balance	$672,983,796.95	$645,872,330.39
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$624,501,789.16	$599,761,649.99
Pool Factor	0.4771688	0.4579458

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$7,051,842.55
Yield Supplement Overcollateralization Amount	$46,110,680.40
Targeted Overcollateralization Amount	$74,769,392.95
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$74,769,392.95

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$7,051,842.55
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$7,051,842.55
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$7,051,842.55

Ford Credit Auto Owner Trust 2017-B
Monthly Investor Report

Collection Period	February 2019
Payment Date	3/15/2019
Transaction Month	21
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		76	$441,826.41
(Recoveries)		75	$19,615.88
Net Loss for Current Collection Period			$422,210.53
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.7528%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.7345%
Second Prior Collection Period			0.3618%
Prior Collection Period			0.4945%
Current Collection Period			0.7683%
Four Month Average (Current and Prior Three Collection Periods)			0.5898%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		1886	$7,982,750.19
(Cumulative Recoveries)			$1,116,693.41
Cumulative Net Loss for All Collection Periods			$6,866,056.78
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.4868%

Average Realized Loss for Receivables that have experienced a Realized Loss			$4,232.64
Average Net Loss for Receivables that have experienced a Realized Loss			$3,640.54

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	1.08%	329	$6,952,974.11
61-90 Days Delinquent	0.13%	39	$833,298.90
91-120 Days Delinquent	0.04%	11	$279,330.42
Over 120 Days Delinquent	0.06%	15	$398,430.01
Total Delinquent Receivables	1.31%	394	$8,464,033.44

Repossession Inventory:
Repossessed in the Current Collection Period		27	$657,184.73
Total Repossessed Inventory		48	$1,125,113.67

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.1766%
Prior Collection Period			0.1804%
Current Collection Period			0.1755%
Three Month Average			0.1775%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.90%
13-24	1.70%
25-36	3.00%
37+	4.80%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.2340%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2017-B
Monthly Investor Report

Collection Period	February 2019
Payment Date	3/15/2019
Transaction Month	21

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 6, 2019

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer